Cover	Jan. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2023
Entity File Number	001-38355
Entity Registrant Name	NEMAURA MEDICAL INC.
Entity Central Index Key	0001602078
Entity Tax Identification Number	46-5027260
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	57 West 57th Street
Entity Address, City or Town	Manhattan
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	416-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NMRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false